Voya Russell Large Cap Value Index Portfolio Investment Strategy - Voya Russell Large Cap Value Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the Index. For purposes of this 80% policy, investments tied to the Index include, without limitation, equity securities of companies included in the Index; convertible securities that are convertible into equity securities of companies included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds (“ETFs”) that track the Index. Under normal circumstances, the Portfolio invests all or substantially all of its assets in these securities. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). The Portfolio invests principally in equity securities and employs a “passive management” approach designed to track the performance of the Index. The Portfolio usually attempts to replicate the performance of the Index by investing all, or substantially all, of its assets in stocks that make up the Index. The Index measures the performance of the especially large-capitalization segment of the U.S. equity universe, represented by stocks in the largest 200 by market capitalization that exhibit value characteristics. The Index includes Russell Top 200® Index companies with relatively lower price-to-book ratios, lower Institutional Broker’s Estimate System (I/B/E/S) forecast medium term (2 year) growth, and lower sales per share historical growth (5 years). The market capitalization of companies within the Index will change with market conditions. As of December 31, 2024, the market capitalization of companies within the Index ranged from $16 billion to $978 billion. Because the Portfolio’s assets invested in equity securities will be allocated in approximately the same relative proportion as the Index, the Portfolio may concentrate to approximately the same extent that the Index concentrates in the stock of a particular industry or group of industries. As of February 28, 2025, a portion of the Index was concentrated in the financials sector and a portion of the Index was focused in the health care sector. In seeking to track the performance of the Index, the Portfolio may become “non-diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index. As a result, whether at any time the Portfolio will be considered “diversified” or “non-diversified” will depend largely on the make-up of the Index at the time. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser (the “Sub-Adviser”) may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.